18. SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital
SHARE CAPITAL

As of December 31, 2017, the Company´s share capital consisted of 2,080,190,514 common shares with a face value of $ 1 each and each granting the right to one vote, of which 1,836,494.69 shares are issued and 101,873,741 and 144,322,083 of shares to be issued once perfected the 2016 and 2017 Reorganizations, respectively.

As of December 31, 2017, the Company holds 2,500,000 treasury shares (Note 45).

Publicly traded shares

The Company’s shares are listed for trading on Buenos Aires Stock Exchange, forming part of the Merval Index.

Also, on August 5, 2009, the SEC authorized the Company for the registration of ADSs representing 25 common shares each. On October 9, 2009, the Company started to market its ADSs on the NYSE.

The listing of the ADSs with the NYSE is part of the Company’s strategic plan to increase its liquidity and the volume of its shares.